Liabilities for Quality Assurance - Summary of Net Change in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Liabilities for quality assurances [Abstract]
Liabilities for quality assurance at beginning of year	¥ 1,836,314	¥ 1,686,357	¥ 1,555,711
Additional provisions	689,804	489,967	400,419
Utilization	(550,006)	(340,872)	(229,623)
Reversals	(18,157)	(37,664)	(59,758)
Other	7,793	38,526	19,608
Liabilities for quality assurance at end of year	¥ 1,965,748	¥ 1,836,314	¥ 1,686,357